Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Tax Jurisdiction of Domicile [Extensible Enumeration]	U.S. statutory federal tax
Deferred tax asset carryforwards amount	$ 2,982,076	$ 877,210
Operating loss carryforward	19,295,969	19,047,462
Unrecognized tax benefits	365,244	207,022
Interest and penalties amount
Cash paid for income taxes	$ 6,369	$ 89,959